CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Net income (loss)	¥ (610,374)	$ (88,495)	¥ (205,963)	¥ 426,534
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustment	118,281	17,149	(53,847)	(77,136)
Comprehensive income (loss)	(492,093)	(71,346)	(259,810)	349,398
Total comprehensive (income) loss attributable to non-controlling interests	843	122	(1,505)	(796)
Total comprehensive loss (income) attributable to redeemable non-controlling interests	(43,759)	(6,344)	(12,362)	254
Total comprehensive income (loss) attributable to ordinary shareholders of Baozun Inc.	¥ (535,009)	$ (77,568)	¥ (273,677)	¥ 348,856